Average Annual Total Returns{- Fidelity® Dividend ETF for Rising Rates} - 09.30 Fidelity Factor ETFs Combo PRO-07 - Fidelity® Dividend ETF for Rising Rates	Fidelity Dividend ETF for Rising Rates-Default Return Before Taxes Past 1 year	Fidelity Dividend ETF for Rising Rates-Default Return Before Taxes Since Inception		Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions Past 1 year	Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions Since Inception		Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Dividend ETF for Rising Rates-Default After Taxes on Distributions and Sales Since Inception		IXZ69 Past 1 year	IXZ69 Since Inception		RS001 Past 1 year	RS001 Since Inception
Total	26.55%	13.84%	[1]	25.59%	12.94%	[1]	16.25%	10.67%	[1]	27.01%	14.25%	[1]	31.43%	15.08%	[1]

[1]	(a)From September 12, 2016